Stockholders' Equity (Detail) - $ / shares	1 Months Ended		9 Months Ended
	Dec. 31, 2016		Sep. 30, 2017	Apr. 06, 2017
Stockholders' Equity (Textual)
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, conversion basis, description	Stock issuable upon conversion of all shares of Class F common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of all shares of common stock outstanding upon completion of the Proposed Offering plus all shares of Class A common stock		Stock issuable upon conversion of all shares of Class F common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of all shares of common stock outstanding upon completion of the Initial Public Offering plus all shares of Class A common stock
Share of common stock voting rights, description	Each holder of a right will receive one-tenth (1/10) of one share of common stock		Each holder of a right will receive one-tenth (1/10) of one share of common stock
Description of public warrants for redemption	The Company may redeem the Public Warrants (except with respect to the Placement Warrants):•in whole and not in part; •at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. • If, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.		The Company may redeem the Public Warrants (except with respect to the Placement Warrants):•in whole and not in part; •at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption; and • if, and only if, the last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. • If, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
Common stock subject to possible redemption ,shares	0		16,775,903
Common Class A [Member]
Stockholders' Equity (Textual)
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	40,000,000		40,000,000	40,000,000
Common stock, shares issued	0		1,269,097
Common stock, shares outstanding	0		1,269,097
Class F Common stock
Stockholders' Equity (Textual)
Common stock, par value	$ 0.0001	[1]	$ 0.0001
Common stock, shares authorized	5,000,000	[1]	5,000,000
Common stock, shares issued	4,312,500	[1]	4,312,500
Common stock, shares outstanding	4,312,500	[1]	4,312,500
Common stock subject to forfeiture	562,500
Shares owned by initial stockholder	20.00%
Scenario, Previously Reported [Member] | Common Class A [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized	30,000,000

[1]	Includes an aggregate of 562,500 shares held by the initial stockholder that are subject to forfeiture to the extent that the underwriters' over-allotment is not exercised in full (Note 7).